Employee Benefits	6 Months Ended
Sep. 30, 2024
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

Note 12 – EMPLOYEE BENEFITS

The Company has made the required employee benefit contributions in accordance with relevant rules and regulations in the PRC. Such contributions include funding for retirement insurance, unemployment insurance, medical insurance, work injury insurance and maternity insurance. The Company recorded the contributions in salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of its employees, up to a maximum amount specified by the local government. The contributions made by the Company were US$ 8,562 and US$ 3,020 for the six months ended September 30, 2024 and 2023, respectively.